NON-CONTROLLING INTERESTS - Summarized Statements of Cash Flows (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) minesite	Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	$ 4,491	$ 3,732
Cash flows from (used in) investing activities	(2,764)	(2,816)
Cash flows from (used in) financing activities	(1,795)	(1,205)
Net increase (decrease) in cash and equivalents	$ (74)	(292)
Number of minesite locations in Tanzania mines | minesite	2
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	$ 2,994	2,667
Cash flows from (used in) investing activities	(1,331)	(1,405)
Cash flows from (used in) financing activities	(1,733)	(1,182)
Net increase (decrease) in cash and equivalents	(70)	80
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	619	447
Cash flows from (used in) investing activities	(308)	(429)
Cash flows from (used in) financing activities	(80)	42
Net increase (decrease) in cash and equivalents	231	60
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	467	238
Cash flows from (used in) investing activities	(295)	(311)
Cash flows from (used in) financing activities	(134)	(46)
Net increase (decrease) in cash and equivalents	38	(119)
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	496	467
Cash flows from (used in) investing activities	(383)	(375)
Cash flows from (used in) financing activities	(162)	(196)
Net increase (decrease) in cash and equivalents	(49)	(104)
Tongon [Member]
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	(3)	82
Cash flows from (used in) investing activities	(23)	(30)
Cash flows from (used in) financing activities	(1)	(103)
Net increase (decrease) in cash and equivalents	(27)	(51)
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	(180)	(38)
Cash flows from (used in) investing activities	(128)	(3)
Cash flows from (used in) financing activities	380	54
Net increase (decrease) in cash and equivalents	$ 72	$ 13